Derivative Financial Instruments and Hedge Accounting - Schedule of Items Designated as Hedging Instruments (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Interest rate risk [Member] | Interest Rate Swaps [Member] | Maturities more than 12 months [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	¥ 7,355,644	¥ 5,317,746
Stock price risk [Member] | Equity swaps [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	19,720	33,675
Stock price risk [Member] | Equity swaps [member] | Maturities more than 12 months [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	¥ 19,720	¥ 33,675
Derivative Financial Instruments-Net [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Maturity Period of Hedging Instrument	more than 12 months	more than 12 months
Derivative Financial Instruments-Net [Member] | Interest Rate Swaps [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	¥ 8,117,678	¥ 6,199,507
Derivative Financial Instruments-Net [Member] | Interest rate risk [Member] | Interest Rate Swaps [Member] | Maturities more than 12 months [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	¥ 170,150